ACCRUED EXPENSES AND OTHER PAYABLES (Tables)	12 Months Ended
Mar. 31, 2015
ACCRUED EXPENSES AND OTHER PAYABLES
Schedule of accrued expenses and other payables

	March 31,
	2014	2015
	RMB	RMB
Business tax, value-added tax and other taxes payable	8,556,910	4,377,930
Accrued payroll and welfare	19,379,016	13,748,579
Accrued test monitoring fees	14,183,667	12,235,005
Accrued certificates costs	2,702,086	3,982,958
Royalty fees payable	2,622,744	1,409,520
Income taxes payable	7,488,629	3,676,704
Other current liabilities	13,833,091	14,984,729

Total accrued expenses and other payables	68,766,143	54,415,425